Note 14 - Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
		December 31,
	2024	2023

Consumable stores*	19,437	18,001
Gold in progress @	964	2,303
	20,401	20,304